LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.52%
Brazil–1.98%
Ambev SA ADR	1,550,483	$4,527,410
		4,527,410
Canada–5.06%
†Shopify, Inc. Class A	97,547	11,571,025
		11,571,025
China–7.67%
Alibaba Group Holding Ltd. ADR	10,937	1,372,156
†Baidu, Inc. ADR	24,018	2,676,086
Tencent Holdings Ltd.	112,100	7,070,409
†Trip.com Group Ltd. ADR	80,939	4,029,953
Yum China Holdings, Inc.	48,898	2,385,244
		17,533,848
Denmark–1.40%
Novo Nordisk AS Class B	87,227	3,192,025
		3,192,025
France–1.40%
LVMH Moet Hennessy Louis Vuitton SE	4,508	2,464,295
Sodexo SA	14,497	744,161
		3,208,456
Hong Kong–0.11%
Budweiser Brewing Co. APAC Ltd.	269,313	248,944
		248,944
Ireland–1.56%
Experian PLC	102,930	3,560,811
		3,560,811
Italy–0.84%
Ferrari NV	5,647	1,911,227
		1,911,227
Japan–1.62%
FANUC Corp.	106,000	3,694,835
		3,694,835
Netherlands–3.44%
†Adyen NV	4,931	4,935,194
NXP Semiconductors NV	14,857	2,924,749
		7,859,943
Switzerland–7.98%
†CRISPR Therapeutics AG	55,718	2,650,505
Nestle SA	16,086	1,577,892
Novartis AG	64,222	9,857,712
Roche Holding AG	10,404	4,152,141
		18,238,250
United Kingdom–2.93%
†ARM Holdings PLC ADR	30,706	4,645,204
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	10,339	$695,198
Unilever PLC	23,944	1,351,868
		6,692,270
United States–58.41%
†Alnylam Pharmaceuticals, Inc.	20,491	6,779,857
Alphabet, Inc. Class A	58,844	16,921,181
Amazon.com, Inc.	62,094	12,932,317
Autodesk, Inc.	7,214	1,727,032
Block, Inc.	28,072	1,689,373
Boeing Co.	43,966	8,750,553
Deere & Co.	5,814	3,275,026
†Doximity, Inc. Class A	59,381	1,383,577
Expeditors International of Washington, Inc.	10,572	1,514,227
Meta Platforms, Inc. Class A	26,589	15,212,365
Microsoft Corp.	19,610	7,259,034
Netflix, Inc.	131,092	12,604,496
NIKE, Inc. Class B	23,251	1,228,118
Oracle Corp.	58,265	8,571,364
QUALCOMM, Inc.	10,357	1,333,774
Salesforce, Inc.	16,574	3,093,869
SEI Investments Co.	22,527	1,767,694
Tesla, Inc.	35,012	13,015,711
Vertex Pharmaceuticals, Inc.	11,449	5,112,436
Visa, Inc. Class A	26,325	7,956,468
Yum! Brands, Inc.	8,922	1,387,193
		133,515,665
Uruguay–5.12%
†MercadoLibre, Inc.	6,768	11,702,007
		11,702,007
Total Common Stock (Cost $119,218,657)		227,456,716

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	460,804	460,804
Total Money Market Fund (Cost $460,804)		460,804

TOTAL INVESTMENTS–99.72% (Cost $119,679,461)	227,917,520
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	649,453
NET ASSETS APPLICABLE TO 13,626,806 SHARES OUTSTANDING–100.00%	$228,566,973

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP Loomis Sayles Global Growth Fund–1